Revenue - Major Revenue by Region (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosures
Cloud Revenue	€ 9,418	€ 8,080	€ 6,933
Cloud and Software Revenue	24,078	23,228	23,012
EMEA.
Disclosures
Cloud Revenue	3,308	2,608	2,115
Cloud and Software Revenue	10,931	10,364	10,211
Americas
Disclosures
Cloud Revenue	4,894	4,439	3,945
Cloud and Software Revenue	9,348	9,239	9,172
APJ
Disclosures
Cloud Revenue	1,217	1,033	872
Cloud and Software Revenue	€ 3,798	€ 3,625	€ 3,629